Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Oct. 30, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Oct. 31, 2016	Nov. 20, 2015	Oct. 31, 2015	Oct. 31, 2014
American Funds Global Balanced Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class A (with sales charge)
Account Value	$ 15,196		$ 12,542		$ 11,725		$ 14,297		$ 11,799		$ 11,415	$ 10,340	$ 10,644			$ 9,545		$ 9,198	$ 9,425
American Funds Global Balanced Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class C (with sales charge)
Account Value	$ 15,160		12,513		11,698		14,369		11,949		11,647	10,630	11,025			9,965		9,677	10,000
American Funds Global Balanced Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class T (with sales charge)
Account Value	$ 15,192		12,509		11,664		14,178		11,675		11,274	10,190	10,469	$ 9,751
American Funds Global Balanced Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class F-1
Account Value	$ 16,047		13,249		12,393		15,116		12,481		12,079	10,944	11,272			10,115		9,749	10,000
American Funds Global Balanced Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class F-2
Account Value	$ 16,487		13,577		12,663		15,401		12,681		12,242	11,066	11,364			10,170		9,776	10,000
American Funds Global Balanced Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class F-3
Account Value	$ 16,041		13,199		12,297		14,941		12,289		11,850	10,699	10,978		$ 10,000
American Funds Global Balanced Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 529-A (with sales charge)
Account Value	$ 15,485		12,787		11,958		14,581		12,039		11,650	10,558	10,877			9,755		9,407	9,651
American Funds Global Balanced Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 529-C (with sales charge)
Account Value	$ 15,433		12,744		11,918		14,532		11,999		11,611	10,604	11,006			9,951		9,669	10,000
American Funds Global Balanced Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 529-E
Account Value	$ 15,685		12,982		12,167		14,871		12,306		11,935	10,839	11,189			10,063		9,723	10,000
American Funds Global Balanced Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 529-T (with sales charge)
Account Value	$ 15,136		12,466		11,631		14,149		11,654		11,260	10,183	10,466	9,751
American Funds Global Balanced Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 529-F-1
Account Value	$ 16,371		13,495		12,602		15,344		12,639		12,205	11,036	11,339			10,151		9,765	10,000
American Funds Global Balanced Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 529-F-2
Account Value	$ 12,999	$ 12,085	10,703	$ 11,143	9,984	$ 10,854	12,143	$ 11,673		$ 10,000
American Funds Global Balanced Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class 529-F-3
Account Value	$ 13,020	12,105	10,719	11,154	9,994	10,866	12,151	11,677		10,000
American Funds Global Balanced Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class R-1
Account Value	$ 14,970		12,446		11,719		14,393		11,967		11,668	10,649	11,049			9,983		9,688	10,000
American Funds Global Balanced Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class R-2
Account Value	$ 14,951		12,433		11,709		14,381		11,958		11,655	10,640	11,033			9,969		9,681	10,000
American Funds Global Balanced Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class R-2E
Account Value	$ 15,468		12,830		12,047		14,759		12,238		11,898	10,825	11,198			10,088		9,752	10,000
American Funds Global Balanced Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class R-3
Account Value	$ 15,628		12,938		12,134		14,834		12,281		11,917	10,831	11,185			10,060		9,724	10,000
American Funds Global Balanced Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class R-4
Account Value	$ 16,097		13,288		12,423		15,144		12,501		12,094	10,958	11,281			10,118		9,753	10,000
American Funds Global Balanced Fund - Class R - 5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class R-5E
Account Value	$ 16,918		13,939		13,005		15,826		13,038		12,591	11,386	11,697			10,457	$ 10,000
American Funds Global Balanced Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class R-5
Account Value	$ 16,571		13,638		12,714		15,456		12,723		12,271	11,084	11,381			10,176		9,781	10,000
American Funds Global Balanced Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds Global Balanced Fund — Class R-6
Account Value	$ 16,658		13,705		12,769		15,517		12,761		12,305	11,111	11,400			10,188		9,786	10,000
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (All Country World Index)
Account Value	$ 23,808	14,543	17,929	12,381	16,225	12,131	20,270	12,829	14,766	10,000	14,078	12,503	12,568	10,000	10,000	10,201	10,000	9,997	10,000
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index
Account Value	$ 17,323	11,700	14,077	10,717	13,154	10,665	16,466	11,625	13,651	10,000	12,915	11,562	11,680	10,000	10,000	10,251	10,000	9,895	10,000
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index
Account Value	$ 18,719	12,265	15,189	11,033	14,188	10,902	17,025	11,574	14,086	10,000	13,383	11,932	11,939	10,000	10,000	10,478	10,000	10,129	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	8,309	9,339	8,520	9,181	8,722	11,590	9,983	11,736	10,000	11,110	10,143	10,355	10,000	10,000	10,234	10,000	9,693	10,000
Bloomberg Global Aggregate (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate (USD Hedged) Index
Account Value	$ 12,328	$ 9,312	$ 11,216	$ 9,135	$ 11,026	$ 9,199	$ 12,548	$ 9,865	$ 12,652	$ 10,000	$ 12,128	$ 10,958	$ 10,936	$ 10,000	$ 10,000	$ 10,803	$ 10,000	$ 10,272	$ 10,000